Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Prepayments and other current assets
Deposits	¥ 14,321	¥ 14,400
Less: Allowance for credit losses	(196)	0
Deposits net	14,125	14,400
Prepayment to location partners	59,970	74,301
VAT receivables	8,711	10,450
Prepayment to service providers	248,929	116,342
Prepaid expenses	7,620	9,577
Others	6,389	3,602
Total	345,744	228,672		$ 48,697
Impairments for the prepaid commissions to the location partners	¥ 21,783	¥ 56,385	¥ 0